PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details Narrative)	Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable percentage	0.80%
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable percentage	26.20%